INFORMATION INCLUDED IN CONSOLIDATED EARNINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefit expense
Wages, salaries and other short-term benefits	$ 197,155	$ 170,657	$ 161,661
Termination benefits (Note 14)	1,861	204	1,733
Share-based compensation expense (Note 16)	1,914	3,291	8,201
Pension, post-retirement and other long-term employee benefit plans (Note 18):
Defined benefit plans	2,768	2,811	3,002
Defined contributions plans	3,471	4,699	4,631
Employee benefits expense	207,169	181,662	179,228
Finance costs - Interest
Interest on borrowings	17,443	7,973	4,770
Amortization and write-off of debt issue costs on borrowings	1,906	651	445
Interest capitalized to property, plant and equipment	(2,277)	(1,378)	(817)
Interest expense	17,072	7,246	4,398
Finance costs - other expense (income), net
Foreign exchange loss (gain)	1,945	(2,663)	(518)
Other costs (income), net	1,865	(735)	1,123
Other finance costs expense (income), net	3,810	(3,398)	605
Additional information
Depreciation of property, plant and equipment (Note 9)	38,548	32,409	29,402
Amortization of intangible assets (Note 11)	6,281	3,729	1,890
Impairment of assets (Note 12)	$ 6,936	$ 1,433	$ 7,062